Acquisitions & Divestitures - 2019 Acquisitions (Details) $ / shares in Units, $ in Billions		12 Months Ended
	Jul. 09, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) item
2019 Acquisitions
Acquisitions
Aggregate acquisitions cost		$ 35
Red Hat, Inc.
Acquisitions
Aggregate acquisitions cost	$ 35
Percentage of business acquired (as a percent)	100.00%
Cash paid to acquiree shareholders (in dollars per share) | $ / shares	$ 190
Equity value	$ 34
Software | Red Hat, Inc.
Acquisitions
Number of acquisitions | item		1